Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
Intangible assets can be broken down as follows:

(in thousands of euro)	Purchased licenses	Other intangible assets	In progress	Total
January 1, 2023	1,553	—	—	1,553
Acquisitions	—	—	—	—
Additional considerations (1)	2,000	—	—	2,000
Disposals	—	—	—	—
Depreciation (2)	(3,140)	—	—	(3,140)
Impairment (3)	—	—	—	—
Transfers	—	—	—	—
December 31, 2023	416	—	—	416

(in thousands of euro)	Purchased licenses	Other intangible assets	In progress	Total
January 1, 2024	416	—	—	416
Acquisitions	—	—	—	—
Additional considerations (1)	—	—	—	—
Disposals	—	—	—	—
Depreciation (2)	(416)	—	—	(416)
Impairment (3)	—	—	—	—
Transfers	—	—	—	—
December 31, 2024	—	—	—	—

(in thousands of euro)	Purchased licenses	Other intangible assets	In progress	Total
January 1, 2025	—	—	—	—
Acquisitions	—	—	—	—
Additional considerations (1)	—	—	—	—
Disposals	—	—	(41,000)	(41,000)
Depreciation (2)		—	—	—
Impairment (3)	—	—	41,000	41,000
Transfers	—	—	—	—
December 31, 2025	—	—	—	—

(1)As of December 31, 2023, this amount corresponds to the additional payment made to Orega Biotech in July 2023 for the rights relating to IPH5201 following the first patient dosed in the Phase 2 MATISSE clinical trial in June 2023, in accordance to the agreement signed in 2019. This additional payment is fully amortized as of December 31,2023.
(2)As of December 31, 2023, this amount includes the amortization of rights relating to monalizumab (€1,138 thousand) and IPH5201 (€2,000 thousand). As of December 31, 2024, this amount includes the amortization of rights relating to monalizumab (€416 thousand) .
(3)Following the Company's decision in December 2022 to stop the development of avdoralimab in bullous pemphigoid ("BP") indication in inflammation, only indication supporting the recoverable amount of the asset as of December 31, 2021 (as well that as of June 30, 2022), the rights relating to the intangible asset have been fully impaired for their net book value on the date of the decision, i.e. €41,000 thousand (see below "Avdoralimab (IPH5401) (anti-C5aR) rights acquired from Novo Nordisk A/S'). According to Board of Directors'decision dated December 11, 2025, the asset has been removed from the balance sheet and the depreciation has been cancelled.
Monalizumab rights under the 2014 monalizumab (NKG2A) Novo Nordisk agreement
At the agreement inception, acquired rights were recorded as intangible asset for an amount of €7,000 thousand. The Company recorded an additional consideration of €6,325 thousand in 2015 and a final consideration of $15,000 thousand (€13,050 thousand) due in 2018 (see Note 1.1.a).
Since their acquisition by the Company, monalizumab rights are amortized on a straight-line basis over the anticipated residual duration of the Phase 2 trials. At 31 December 2024, the Company has estimated that the rights associated with monalizumab will be fully amortized. This timing takes into account both the completion of certain clinical trials and changes in the estimated end dates for certain cohorts.
The net book values of the monalizumab rights were nil as of December 31, 2025 and December 31, 2024, respectively.
IPH5201 (Anti-CD39) rights acquired from Orega Biotech; Sub-licensing revenues to be paid to Orega Biotech
On January 4, 2016, the Company and Orega Biotech entered into an exclusive licensing agreement by which Orega Biotech granted the Company full worldwide rights to its program of first-in-class anti-CD39 checkpoint inhibitors. The undisclosed upfront payment paid by the Company to Orega Biotech has been recognized as an intangible asset in the consolidated financial statements for the year ended December 31, 2016. Criteria relating to the first development milestone were reached in December 2016. Consequently, the amount of this milestone was recognized as an intangible asset in addition to the initial payment, for a total of €1.8 million as of December 31, 2024. In June 2019, the Company also paid Orega Biotech €7.0 million in relation to the anti-CD39 program. Under this agreement, the Company also paid in April and June 2020, respectively €2.5 and €0.2 million to Orega Biotech following the first Phase 1 dosing relating to IPH5201.
This asset was amortized on a straight-line basis since November 1, 2018 (corresponding to the effective beginning date of the collaboration) until the date the Company expected to fulfill its commitment (end of fiscal year 2020). As a reminder, these collaboration commitments have all been fulfilled. Thus, the rights relating to IPH5201 are fully amortized since December 31, 2020.
Orega Biotech claimed joint ownership of certain patents relating to IPH5201, which the Company disputed. The Company and Orega Biotech resolved these claims in an arbitration proceeding, which ended in a decision rendered by the arbitral tribunal in December 2021. As a result of this decision, the Company will be required to pay a low-teen percentage to Orega Biotech on a going forward basis of sub-licensing revenues received by the Company pursuant to its agreement with AstraZeneca regarding IPH5201 Following this arbitral decision, the Company paid in January 2022 an additional amount of 0.4 million euros to Orega Biotech.
The Company announced on June 3, 2022 the progress of IPH5201 towards a study of Phase 2 in lung cancer, of which the Company will be a sponsor. In accordance with the amendment signed on June 1, 2022, the Company was eligible for a milestone payment of $5 million by AstraZeneca, received in August 2022 by the Company. In October 2022, the Company paid an additional €0.6 million to Orega Biotech.
On June 26, 2023, the Company announced the treatment of the first patient in the Phase 2 MATISSE trial, conducted in collaboration with AstraZeneca and evaluating IPH5201 in early-stage lung cancer. As a consequence, the Company made an additional payment of €2.0 million to Orega Biotech in July 2023, in accordance with the agreement signed in 2019.
Pursuant to the arbitral decision mentioned above and the potential milestone payments to which the Company may be due under the 2018 AZ Option Agreement, the Company may also be obligated to pay Orega Biotech up to €47 million upon the achievement of development and regulatory milestones.
Avdoralimab (IPH5401) (anti-C5aR) rights acquired from Novo Nordisk A/S
At the agreement inception, an upfront payment of €40 million for acquired rights were recorded as intangible asset. As part of this agreement, an additional amount of €1.0 million was paid in October 2020 to Novo Nordisk A / S following the launch of the first avdoralimab Phase 2 trial. As avdoralimab is still in clinical trial, the acquired rights are classified as intangible asset in progress. They were subject to annual impairment test. No impairment were recorded since inception.
According to the agreement, the Company will pay additional payments according to the reach of specific steps. As of December 31, 2025, according to the uncertainty of these potential future payments, no liability was recognized.
Development costs incurred by the Company are recognized as research and development expenses.
During 2022 fourth quarter, the Company was informed by the sponsor of the Phase 2 clinical trial evaluating avdoralimab in inflammation in bullous pemphigoid ("BP") indication of its decision to discontinue said trial. Consequently, the Company decided in December 2022 to stop the development of avdoralimab in bullous pemphigoid ("BP") indication in inflammation, only indication supporting the recoverable amount of the asset as of December 31, 2021 (as well that as of June 30, 2022).
Following that decision, the Company applied IAS 36 "Impairment of assets" and assessed that there was an indication of impairment sufficiently significant to result in the full impairment of the intangible asset. This depreciation was recognized with regard to the estimate of the recoverable value of avdoralimab's intangible assets, based on expected future cash flows, as of December 2022, date of the decision. Thus, on decision date to stop the development of avdoralimab in bullous pemphigoid ("BP") indication in inflammation, avdoralimab rights were fully written down to their net book value, i.e €41,000 thousand.
•On December 11, 2025, the Board of Director decided to no longer maintain the intellectual property rights related to the intangible asset. As of December 31, 2025, the intangible asset has been written off.
IPH6101 (SAR’579) rights obtained following the termination of the 2016 agreement with Sanofi
Following Sanofi’s decision in 2025 to terminate the collaboration agreement signed in 2016 regarding the SAR’579/IPH6101 candidate (the anti-CD123 ANKET®), Innate regained full rights to this product. This transfer did not result in any upfront payment or the recognition of an intangible asset. The agreement nevertheless provides for milestone payments, either amounting to 15% of all amounts received by Innate Pharma (upfront, milestones, royalties) under a new partnership agreement between Innate Pharma and a third party, or, in the event that Innate Pharma develops the product through to market launch, commercial milestone payments (milestones of up to €40 million as well as the payment of royalties